Segmented Information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis' President and Chief Executive Officer is considered the chief operating decision maker ("CODM") for purposes of reviewing segment performance. Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by the CODM in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders, and this measure is used consistently in the evaluation of actual segment performance as well as in the Corporation’s business plan and forecasting processes.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2025 and 2024.

As of June 30, 2025, accounts receivable included $27 million due from Belize Electricity (December 31, 2024 - $18 million).

Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at June 30, 2025 and December 31, 2024, there were no material inter-segment loans outstanding. Interest charged on inter-segment loans was not material for the three and six months ended June 30, 2025 and 2024.

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Quarter ended June 30, 2025
Revenue	614	694	347	372	207	126	447	2,807	8	—	2,815
Energy supply costs	—	246	104	97	—	25	242	714	—	—	714
Operating expenses	154	203	166	105	52	36	63	779	10	—	789
Depreciation and amortization	119	105	38	90	77	20	61	510	2	—	512
Operating income	341	140	39	80	78	45	81	804	(4)	—	800
Other income, net	18	21	17	13	2	1	4	76	29	—	105
Finance charges	128	43	23	36	34	20	24	308	61	—	369
Income tax expense	56	14	8	10	5	5	8	106	(14)	—	92
Net earnings	175	104	25	47	41	21	53	466	(22)	—	444
Non-controlling interests	32	—	—	1	—	—	7	40	—	—	40
Preference share dividends	—	—	—	—	—	—	—	—	20	—	20
Net earnings attributable to common equity shareholders	143	104	25	46	41	21	46	426	(42)	—	384

Additions to property, plant and equipment and intangible assets	419	454	110	240	148	43	129	1,543	1	—	1,544

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789

Quarter ended June 30, 2024
Revenue	556	710	303	336	204	120	433	2,662	8	—	2,670
Energy supply costs	—	272	96	77	—	21	247	713	—	—	713
Operating expenses	129	189	167	101	50	34	62	732	7	—	739
Depreciation and amortization	111	101	31	84	75	22	55	479	1	—	480
Operating income	316	148	9	74	79	43	69	738	—	—	738
Other income, net	26	9	16	10	3	1	2	67	(2)	—	65
Finance charges	120	37	18	39	34	20	23	291	56	—	347
Income tax expense	51	16	2	13	8	4	5	99	(30)	—	69
Net earnings	171	104	5	32	40	20	43	415	(28)	—	387
Non-controlling interests	32	—	—	1	—	—	5	38	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	18	—	18
Net earnings attributable to common equity shareholders	139	104	5	31	40	20	38	377	(46)	—	331

Additions to property, plant and equipment and intangible assets	309	209	98	221	135	33	106	1,111	1	—	1,112

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Year-to-date June 30, 2025
Revenue	1,245	1,374	820	1,017	408	279	993	6,136	17	—	6,153
Energy supply costs	—	505	261	319	—	78	591	1,754	—	—	1,754
Operating expenses	317	397	352	211	102	72	132	1,583	36	—	1,619
Depreciation and amortization	240	213	78	179	153	40	120	1,023	4	—	1,027
Operating income	688	259	129	308	153	89	150	1,776	(23)	—	1,753
Other income, net	39	39	37	24	3	2	12	156	40	—	196
Finance charges	258	85	48	76	67	40	46	620	119	—	739
Income tax expense	110	28	28	53	11	9	17	256	(48)	—	208
Net earnings	359	185	90	203	78	42	99	1,056	(54)	—	1,002
Non-controlling interests	66	—	—	1	—	—	11	78	—	—	78
Preference share dividends	—	—	—	—	—	—	—	—	41	—	41
Net earnings attributable to common equity shareholders	293	185	90	202	78	42	88	978	(95)	—	883

Additions to property, plant and equipment and intangible assets	928	743	209	577	288	77	263	3,085	2	—	3,087

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789

Year-to-date June 30, 2024
Revenue	1,106	1,465	678	897	401	266	960	5,773	15	—	5,788
Energy supply costs	—	598	218	239	—	70	597	1,722	—	—	1,722
Operating expenses	265	395	338	196	97	67	125	1,483	22	—	1,505
Depreciation and amortization	220	199	61	168	144	44	108	944	3	—	947
Operating income	621	273	61	294	160	85	130	1,624	(10)	—	1,614
Other income, net	54	21	30	19	5	3	10	142	(4)	—	138
Finance charges	233	72	36	78	67	40	47	573	110	—	683
Income tax expense	102	30	13	57	13	8	12	235	(65)	—	170
Net earnings	340	192	42	178	85	40	81	958	(59)	—	899
Non-controlling interests	63	—	—	1	—	—	9	73	—	—	73
Preference share dividends	—	—	—	—	—	—	—	—	36	—	36
Net earnings attributable to common equity shareholders	277	192	42	177	85	40	72	885	(95)	—	790

Additions to property, plant and equipment and intangible assets	666	423	187	423	263	60	201	2,223	2	—	2,225

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772